Share-based Payment Arrangements (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Outstanding Share Options
The number and weighted-average exercise prices of Share Options under the 2021 Plan were as follows:

	Number of Share Options ’000	Weighted average exercise price per share $	Weighted-average remaining contractual life (in years)
As of January 1, 2022	53,096	1.98	7.81
Granted and assumed	20,801	2.25
Exercised	(12,201)	1.38
Canceled and forfeited	(3,101)	2.23

As of June 30, 2022	58,595	2.18	7.96
Exercisable
As of January 1, 2022	18,010	1.76

As of June 30, 2022	19,775	1.85

Summary of Outstanding RSUs
The number of unvested RSUs granted were as follows:

Number of unvested restricted share units ‘000
As of January 1, 2022	64,646
Granted	96,766
Vested	(15,693)
Canceled and forfeited	(8,089)

As of June 30, 2022	137,630